Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts

As at December 31, 2013, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate(1)	Fair Value / Carrying Amount of Asset (Liability) $
				Expected Maturity
				2014 $	2015 $
Norwegian Kroner	641,100	6.03	(1,424)	92,772	13,541
Canadian Dollar	10,000	1.06	(56)	9,457	—

			(1,480)	102,229	13,541

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps

As at December 31, 2013, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Carrying Amount of	Remaining Term (years)
		Reference Rate	Margin		Asset / Liability
700,000	122,800	NIBOR	4.75%	5.52%	(8,550)	1.8
500,000	89,710	NIBOR	4.00%	4.80%	(8,185)	2.1
600,000	101,351	NIBOR	5.75%	7.49%	(5,503)	3.1
700,000	125,000	NIBOR	5.25%	6.88%	(13,247)	3.3
800,000	143,536	NIBOR	4.75%	5.93%	(11,744)	4.1
900,000	150,000	NIBOR	4.35%	6.43%	(4,990)	4.7

					(52,219)

Interest Rate Swap Agreements

As at December 31, 2013, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%)(1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	404,464	(66,829)	23.1	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	3,217,495	(306,428)	6.5	3.8
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	300,000	4,735	0.2	1.7
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,011	81,118	23.1	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	340,221	(31,651)	7.0	3.1

			(319,055)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2013, ranged from 0.3% to 4.5%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	Inception date of swap is March 2014 ($300.0 million).
(5)	Principal amount reduces monthly to 70.1 million Euros ($96.3 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 247.6 million Euros.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current Portion of Derivative Assets	Derivative Assets	Accrued Liabilities	Current Portion of Derivative Liabilities	Derivative Liabilities
As at December 31, 2013
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	482	12	—	(1,819)	(155)
Interest rate swap agreements	21,779	69,785	(22,025)	(140,503)	(248,091)
Cross currency swap agreements	779	—	3	(1,677)	(51,324)

	23,040	69,797	(22,022)	(143,999)	(299,570)

As at December 31, 2012
Derivatives designated as a cash flow hedge:
Foreign currency contracts	441	—	—	(1)	—
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	2,506	—	—	(60)	—
Interest rate swap agreements	16,927	144,247	(22,312)	(115,774)	(525,225)
Cross currency swap agreements	11,795	4,334	719	—	(2,962)

	31,669	148,581	(21,593)	(115,835)	(528,187)

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments

The effect of the gain (loss) on derivatives not designated as hedging instruments in the statements of income (loss) are as follows:

	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Realized (losses) gains relating to:
Interest rate swap agreements	(122,439)	(123,277)	(132,931)
Interest rate swap agreement amendments and terminations	(35,985)	—	(149,666)
Foreign currency forward contracts	(2,027)	1,155	9,965
Forward freight agreements and bunker fuel swap contracts	—	—	36
Foinaven embedded derivative	—	11,452	—

	(160,451)	(110,670)	(272,596)

Unrealized gains (losses) relating to:
Interest rate swap agreements	182,800	26,770	(58,405)
Foreign currency forward contracts	(3,935)	6,933	(11,399)
Foinaven embedded derivative	—	(3,385)	(322)

	178,865	30,318	(70,126)

Total realized and unrealized gains (losses) on derivative instruments	18,414	(80,352)	(342,722)

Effect of (Loss) Gain on Cross Currency Swaps

The effect of the (loss) gain on cross currency swaps on the consolidated statements of income (loss) is as follows:

	Year Ended December 31,
	2013	2012	2010
	$	$	$
Realized gain on partial termination of cross currency swap	6,800	—	—
Realized gains	2,089	3,628	2,881
Unrealized (losses) gains	(65,387)	10,715	(1,583)

Total realized and unrealized (losses) gains on cross currency swaps	(56,498)	14,343	1,298